FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Summary of major categories of assets and liabilities measured at fair value on a recurring basis

The following are the major categories of assets measured at fair value on a recurring basis as of June 30, 2022 and December 31, 2021:

	As of June 30, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$32,687	$—	$—	$32,687
Total assets measured at fair value	$32,687	$—	$—	$32,687
Liabilities:
Derivative liability	$—	$—	$—	$—
Warrant liability	—	—	1,605,020	1,605,020
Total liabilities measured at fair value	$—	$—	$1,605,020	$1,605,020

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$33,248	$—	$—	$33,248
Total assets measured at fair value	$33,248	$—	$—	$33,248
Liabilities:
Derivative liability	$—	$—	$5,379,878	$5,379,878
Warrant liability	—	—	1,871,687	1,871,687
Total liabilities measured at fair value	$—	$—	$7,251,565	$7,251,565

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$33,248	$—	$—	$33,248
Total assets measured at fair value	$33,248	$—	$—	$33,248
Liabilities:
Derivative liability	$—	$—	$5,379,878	$5,379,878
Warrant liability	—	—	1,871,687	1,871,687
Total liabilities measured at fair value	$—	$—	$7,251,565	$7,251,565

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$32,963	$—	$—	$32,963
Total assets measured at fair value	$32,963	$—	$—	$32,963